Exchange Offer with Respect to the Series A and B Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exchange Offers [Line Items]
Preferred Stock Seriesa And B Exchanged For Common Stock			21,468,609
Preferred stock, shares issued	2,006,391	2,006,391
Stock Issued During Period, Shares, New Issues			185,761,204
Series A Preferred Stock [Member]
Exchange Offers [Line Items]
Preferred Stock, Liquidation Preference Per Share	25
Preferred Stock Seriesa And B Exchanged For Common Stock	6,589,274
Preferred stock, shares issued	885,726
Aggregate Liquidation Preference Amount After Exchange	22,143
Stock Issued During Period, Shares, New Issues	52,714,192
Series B Preferred Stock [Member]
Exchange Offers [Line Items]
Preferred Stock, Liquidation Preference Per Share	25
Preferred Stock Seriesa And B Exchanged For Common Stock	14,879,335
Preferred stock, shares issued	1,120,665
Aggregate Liquidation Preference Amount After Exchange	28,017
Stock Issued During Period, Shares, New Issues	119,034,680
Common Stock
Exchange Offers [Line Items]
Stock Issued During Period, Shares, New Issues	3,417,238	50,930	357,510,076	[1]

[1]	Shares issued in exchange of Series A and B Preferred Stock and early extinguishment of debt (exchange of trust preferred securities for common stock).